Transactions with Related Parties (Details Narrative)	2 Months Ended		4 Months Ended	5 Months Ended	6 Months Ended		7 Months Ended	8 Months Ended	9 Months Ended	11 Months Ended		12 Months Ended
	Mar. 02, 2021 USD ($) $ / shares shares	Feb. 28, 2021 USD ($)	May 08, 2020 USD ($)	Jun. 12, 2020 USD ($) $ / shares shares	Jul. 15, 2021 USD ($)	Jun. 22, 2020 shares	Jul. 27, 2020 USD ($) shares	Aug. 18, 2016 EUR (€)	Sep. 30, 2021 USD ($)	Dec. 03, 2020 EUR (€)	Nov. 30, 2018 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 03, 2020 USD ($)
Disclosure of transactions between related parties [line items]
Credit adjustment of finance cost												$ 40,000		$ (0)	$ (0)
Depreciation, right-of-use assets												327,000		206,000	112,000
Interest expense on lease liabilities												54,000		52,000	44,000
Payment of lease liability - principal and Interest Paid												341,000		314,000	229,000
Consulting Fees Expense												$ 271,000		$ 329,000	243,000
Increase in number of shares outstanding | shares						342,857
Par value per share | $ / shares														$ 0.004
Voting Rights												Holders of the Company’s common shares and Class B common shares have equivalent economic rights, but holders of Company’s common shares are entitled to one vote per share and holders of the Company’s Class B common shares are entitled to twenty votes per share.	Holders of the Company’s common shares and Class B common shares have equivalent economic rights, but holders of Company’s common shares are entitled to one vote per share and holders of the Company’s Class B common shares are entitled to twenty votes per share.
Gains on change in fair value of derivatives												$ 2,520,000		$ 181,000	(1,647,000)
Interest expense												$ 2,047,000		$ 1,958,000	$ 3,721,000
Preferred shares [member]
Disclosure of transactions between related parties [line items]
Par value per share | $ / shares												$ 0.001		$ 0.001	$ 0.001
Goldenmare Limited [member]
Disclosure of transactions between related parties [line items]
Consulting Fees Expense								€ 200,000		€ 400,000		$ 1,172,000		$ 1,216,000	$ 1,772,000
Amount of one-time cash bonus														$ 1,500,000				$ 1,500,000
One time cash bonus payment		$ 1,000,000
Remaining of one time cash bonus payment									$ 500,000
Goldenmare Limited [member] | Preferred shares [member]
Disclosure of transactions between related parties [line items]
Increase in number of shares outstanding | shares	10,000			50			250
Par value per share | $ / shares	$ 0.001			$ 0.001
Issue of preferred shares	$ 130,000			$ 150,000			$ 150,000
Number of shares in entity held by entity or by its subsidiaries or associates | shares												10,300		10,300
Voting Rights												Each Series B preferred share has 25,000 votes, provided that no holder of Series B preferred shares may exercise voting rights pursuant to Series B preferred shares that would result in the aggregate voting power of the beneficial owner of any such holder of Series B preferred shares, together with its affiliates, exceeding 49.99% of the total number of votes eligible to be cast on any matter submitted to a vote of shareholders. Except as otherwise provided by applicable law, holders of the Company’s Series B preferred shares and the Company’s common shares vote together as a single class on all matters submitted to a vote of shareholders, including the election of directors. Athanasios Feidakis has substantial control and influence over the Company’s management and affairs and over matters requiring shareholder approval, including the election of directors and significant corporate transactions, through his ability to direct the vote of such Series B preferred shares	Each Series B preferred share has 25,000 votes, provided that no holder of Series B preferred shares may exercise voting rights pursuant to Series B preferred shares that would result in the aggregate voting power of the beneficial owner of any such holder of Series B preferred shares, together with its affiliates, exceeding 49.99% of the total number of votes eligible to be cast on any matter submitted to a vote of shareholders. Except as otherwise provided by applicable law, holders of the Company’s Series B preferred shares and the Company’s common shares vote together as a single class on all matters submitted to a vote of shareholders, including the election of directors. Athanasios Feidakis has substantial control and influence over the Company’s management and affairs and over matters requiring shareholder approval, including the election of directors and significant corporate transactions, through his ability to direct the vote of such Series B preferred shares
Chairman of the Board of Directors [member]
Disclosure of transactions between related parties [line items]
Proportion Of Ownership Interests Held By Controlling Party												3.70%	3.70%	3.70%
Firment Shipping Inc. [member]
Disclosure of transactions between related parties [line items]
Line Of Credit Facility Maximum Borrowing Capacity											$ 15,000,000
Description of borrowings											of financing its general working capital needs
Credit facility collateral description												The Firment Shipping Credit Facility was unsecured and remained available until its final maturity date	The Firment Shipping Credit Facility was unsecured and remained available until its final maturity date
Borrowings, maturity											October 31, 2021
Line Of Credit Facility Drawndown Amounts Multiples											$ 100,000
Borrowings, interest rate basis											7% per annum
Borrowings Default Interest Rate											2.00%
Debt instrument conversion price description												The conversion price should equal the higher of (i) the average of the daily dollar volume-weighted average sale price for the common stock on the principal market on any trading day during the period beginning at 9.30 a.m. New York City time and ending at 4.00 p.m. (“VWAP”) over the pricing period multiplied by 80%, where the “Pricing Period” equals the ten consecutive trading days immediately preceding the date on which the conversion notice was executed or, (ii) Two Hundred Eighty US Dollars ($280.00) (absolute amount)	The conversion price should equal the higher of (i) the average of the daily dollar volume-weighted average sale price for the common stock on the principal market on any trading day during the period beginning at 9.30 a.m. New York City time and ending at 4.00 p.m. (“VWAP”) over the pricing period multiplied by 80%, where the “Pricing Period” equals the ten consecutive trading days immediately preceding the date on which the conversion notice was executed or, (ii) Two Hundred Eighty US Dollars ($280.00) (absolute amount)
Gains on change in fair value of derivatives							220,000								189,000
Repayments of current borrowings							863,000
Firment Shipping Inc. [member] | Amended And Restated Agreement [member]
Disclosure of transactions between related parties [line items]
Line Of Credit Facility Maximum Borrowing Capacity			$ 14,200,000
Borrowings, maturity			October 31, 2021
Gains on change in fair value of derivatives							220,000
Repayments of current borrowings							$ 863,000
Interest expense															26,000
Eolos Shipmanagement S.A [member] | Daily rate [member]
Disclosure of transactions between related parties [line items]
Consulting Fees Expense					$ 1,000
Non-Executive Directors [member]
Disclosure of transactions between related parties [line items]
Annual Service Fee												$ 80,000
Accrued Directors Compensation												60,000		$ 105,000
Executive Director [member]
Disclosure of transactions between related parties [line items]
Accrued Directors Compensation												$ 2,088,000		985,000
Cyberonica S.A. [member]
Disclosure of transactions between related parties [line items]
Monthly Rental Expense													€ 26,000			$ 11,900	€ 10,360
Lease expiration date												Aug. 04, 2024	Aug. 04, 2024
Credit adjustment of finance cost												$ 40,000		39,000
Leases as lessee, related party transactions												$ 341,000		$ 242,000	$ 141,000
F.G. Europe [member]
Disclosure of transactions between related parties [line items]
Monthly Rental Expense | €													€ 26,000
Lease expiration date												Aug. 04, 2024	Aug. 04, 2024